PAUZE FUNDS(TM)
--------------------------------------------------------------------------------

PAUZE U. S. GOVERNMENT LIMITED DURATION FUND(TM)
PAUZE U. S. GOVERNMENT INTERMEDIATE TERM BOND FUND(TM)
PAUZE U. S. GOVERNMENT SHORT TERM BOND FUND(TM)
--------------------------------------------------------------------------------

                SUPPLEMENT TO PROSPECTUS DATED SEPTEMBER 1, 2001


CHANGE IN MINIMUM INITIAL INVESTMENT

Effective immediately, the minimum initial investment in each Fund is $1,000.00.


PAUZE U. S. GOVERNMENT FUND

Effective immediately, shares of the U. S. Government Fund are no longer available for purchase or exchange. The Fund has ceased operations, and all references in the Prospectus to the U. S. Government Fund should be disregarded.


                THE DATE OF THIS SUPPLEMENT IS DECEMBER 14, 2001


--------------------------------------------------------------------------------